Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2013 Segments	Dec. 31, 2012 Segments	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Option [Member]	Dec. 31, 2012 Option [Member]	Mar. 31, 2012 Option [Member]	Dec. 31, 2011 Option [Member]	Dec. 31, 2011 Option [Member] Minimum [Member]	Dec. 31, 2011 Option [Member] Maximum [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Stock options vesting period for employees					3 months	3 years
Shares issuable upon exercise of outstanding derivative instruments							1,454,755	1,457,724	1,496,898	1,544,242			2,843,338	2,843,338	2,576,341	2,701,569
Weighted average exercise price of outstanding derivative instruments							$ 3.20	$ 3.20	$ 3.72				$ 3.13	$ 3.13	$ 4.32	$ 4.40	$ 4.40
Intangible assets, estimated useful life				11 years	11 years	16 years
Expected dividend yield		0.00%		16.00%
Expected life of stock option		4 years
Expected volatility rate		160.00%									123.00%	160.00%
Forfeiture rate		12.00%
Risk free interest rate		0.51%									0.69%	1.47%
Number of active business segments	2	2
Patent related costs			$ 151,086
Patent write-off cost due to abandonment of patents			88,727
Impairment charge on long-lived assets	0	0	0
License revenue			5,000,000
Quarterly vesting period of stock options issued to directors upon re-election	1 year	1 year
Description of stock options issued	Stock options issued to directors upon re-election vest quarterly for a period of one year (new director issuances are fully vested upon issuance). Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board.
Period of stock option granted to director and employees	10 years	10 years
Percentage of options, vested immediately	25.00%	25.00%
Percentage of options, vested later till three year	25.00%	25.00%
Period of expiration of option upon termination of employee or director	3 months	3 months
Period of re-measurement of option's price using the Black-Scholes model	3 months	3 months
Current income tax expense	0	0
Deferred income tax expense	0	0
Recorded tax related interest and penalties	0	0	0
Liability for uncertain tax positions	$ 0	$ 0	$ 0